Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Proto Labs Limited and Proto Labs G.K. All significant intercompany accounts and transactions have been eliminated in consolidation.

Initial public offering

Initial public offering

In February 2012, the Company issued 4.9 million shares of common stock (including the exercise of the underwriters’ over-allotment shares) in conjunction with its initial public offering (IPO). The public offering price of the shares sold in the offering was $16.00 per share. The total gross proceeds from the IPO to the Company were $79.1 million. After deducting underwriting discounts and commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately $71.5 million. As of September 30, 2012, all offering costs have been recorded.

In August 2008, the Company entered into an investors’ rights agreement with Protomold Investment Company, LLC (PIC), which included a “put right” whereby PIC may require the Company to repurchase its shares of common stock any time after August 2, 2018. Upon completion of the IPO, the put rights of PIC terminated. Also in August 2008, the Company entered into a management rights agreement with North Bridge Growth Equity I, L.P. (North Bridge), which provides North Bridge with certain additional management and information rights. This management agreement terminated upon completion of the IPO.

Immediately prior to the consummation of the IPO, all outstanding shares of redeemable convertible preferred stock and redeemable common stock were converted into shares of common stock. Shares of redeemable convertible preferred stock were converted into 5,991,790 shares of common stock. All previously accrued dividends on the preferred stock have been released back into retained earnings as of September 30, 2012. Shares of redeemable common stock were converted into 3,189,648 shares of common stock.

Stock split

Stock split

On February 21, 2012, the Company executed a 14-for-1 forward stock split of the Company’s common stock. The consolidated financial statements for all periods and dates presented give retroactive effect to the stock split.

Comprehensive income

Comprehensive income

Components of comprehensive income include net income and foreign currency translation adjustments. Comprehensive income is disclosed in the accompanying consolidated statements of comprehensive income and consolidated statements of shareholders’ equity (deficit).

Effective January 1, 2012, the Company adopted Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 requires entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income, and is to be applied retrospectively. The Company has elected to present the items of net income and other comprehensive income in a single continuous statement. Adoption of this accounting standard update did not impact previously reported financial statements. Refer to “Recent accounting pronouncements” within this footnote for additional information related to ASU 2011-05.

Accounting estimates

Accounting estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of September 30, 2012, the consolidated statements of comprehensive income and cash flows for the nine months ended September 30, 2011 and 2012 and the consolidated statements of shareholders’ equity (deficit) for the nine months ended September 30, 2012 are unaudited.

The unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. These statements are unaudited but, in the opinion of management, reflect all adjustments necessary for a fair presentation of the Company’s statement of financial position, results of operations and cash flows for the periods presented. Except as otherwise disclosed herein, these adjustments consist of normal, recurring items. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash and other highly liquid investments with maturities of three months or less at the date of purchase. Cash equivalents are stated at fair value. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses on such accounts.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are reported at face amount less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions taking into account the history of write-offs and collections. A receivable is considered past due if payment has not been received within the period agreed upon in the invoice. Accounts receivable are written off after all collection efforts have been exhausted. Recoveries of trade receivables previously written off are recorded when received. The Company also records a provision for estimated product returns and allowances in the period in which the related revenue is recorded. This provision against current gross revenue is based principally on historical rates of sales returns.

Inventory

Inventory

Inventory consists primarily of raw materials, which are recorded at the lower of cost or market, using the average-cost method, which approximates first-in, first-out (FIFO) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and provides allowances to reduce such items identified to their recoverable amounts.

Property equipment and leasehold improvements

Property, equipment and leasehold improvements

Property, equipment and leasehold improvements are stated at cost. Major improvements that substantially extend an asset’s useful life are capitalized. Repairs, maintenance and minor improvements are charged to operations as incurred. Depreciation, including amortization of leasehold improvements and assets recorded under capital leases, is calculated using the straight-line method over the estimated useful lives of the individual assets and ranges from 3 to 39 years. Manufacturing equipment is depreciated over 3 to 7 years, office furniture and equipment are depreciated over 3 to 7 years, computer hardware and software are depreciated over 3 to 5 years, building costs are depreciated over 39 years, leasehold improvements are depreciated over the estimated lives of the related assets or the life of the lease, whichever is shorter, and building and land improvements are depreciated over 10 to 39 years. Assets not in service are not depreciated until the related asset is put into use.

Accounting for long-lived assets

Accounting for long-lived assets

The Company periodically reviews the carrying amount of its property, equipment and leasehold improvements to determine if circumstances exist indicating an impairment or if depreciation periods should be modified. If facts or circumstances support the possibility of impairment, the Company will prepare a projection of the undiscounted future cash flows of the specific assets to determine if the assets are recoverable. If an impairment exists based on these projections, an impairment adjustment will be made to reduce the carrying amount of the specific assets to fair value.

Revenue recognition

Revenue recognition

The Company recognizes revenue when it is realized or realizable and earned when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed or determinable, and collectability is reasonably assured. Revenue is recognized upon transfer of title and risk of loss, which is generally upon the shipment of parts. Mold revenue is recognized upon the shipment of the parts made from the mold. Freight billed to customers is included in revenues, and all freight expenses paid by the Company are included in cost of revenue.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (ASC) 740, Income Taxes (ASC 740). Under this method, the Company determines tax assets and liabilities based upon the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. The tax consequences of most events recognized in the current year’s financial statements are included in determining income taxes currently payable. However, because tax laws and financial accounting standards differ in their recognition and measurement of assets, liabilities and equity, revenues, expenses, gains and losses, differences arise between the amount of taxable income and pretax financial income for a year and between the tax basis of assets or liabilities and their reported amounts in the financial statements. Because the Company assumes that the reported amounts of assets and liabilities will be recovered and settled, respectively, a difference between the tax basis of an asset or liability and its reported amount in the balance sheet will result in a taxable or a deductible amount in some future years when the related liabilities are settled or the reported amounts of the assets are recovered, giving rise to a deferred tax asset or liability.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements by defining a criterion that an individual tax position must meet for any part of the benefit of that position to be recognized in an enterprise’s financial statements. Additionally, ASC 740 provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (ASC 718). Under the fair value recognition provisions of ASC 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company’s awards are not eligible to vest early in the event of retirement, however, the awards vest early in the event of a change in control.

In determining the compensation cost of the options granted, the fair value of options granted has been estimated on the date of grant using the Black-Scholes option-pricing model.

Advertising costs

Advertising costs

Advertising is expensed as incurred and was approximately $3.5 million, $3.6 million and $5.8 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $4.2 million and $4.6 million for the nine month periods ended September 30, 2011 and 2012, respectively.

Research and development

Research and development

Research and development expenses consist primarily of personnel and outside service costs related to the development of new processes and services, enhancement of existing services, quality assurance, and testing. The Company follows ASC 350-40, Internal Use Software (ASC 350-40), in accounting for internally developed software. At December 31, 2009, 2010 and 2011 and September 30, 2011 and 2012, all internal use software projects were in the post-implementation/operation stage and therefore, no software development costs were capitalized.

Foreign currency translation/transactions

Foreign currency translation/transactions

The Company translated the balance sheets of its foreign subsidiaries, Proto Labs Limited and Proto Labs G.K., at period-end exchange rates and the income statement at the average exchange rates in effect throughout the period. The Company has recorded the translation adjustment as a separate component of consolidated shareholders’ equity (deficit). Foreign currency transaction gains and losses are recognized in the consolidated statements of comprehensive income.

Recent accounting pronouncements

Recent accounting pronouncements

In April 2012, President Obama signed into law the Jumpstart Our Business Startups Act, or JOBS Act, which establishes a new category of issuer called an emerging growth company. Under the JOBS Act, an emerging growth company is defined as an issuer with total annual gross revenues less than $1 billion during its most recently completed fiscal year. An issuer continues to be eligible for emerging growth company status until the earliest of (1) the last day of the fiscal year during which it had total annual gross revenues of $1 billion or more (as indexed for inflation in the manner set forth in the JOBS Act), (2) the last day of the fiscal year of the issuer following the fifth anniversary of the date of its IPO, (3) the date on which it issued more than $1 billion in non-convertible debt in the previous three-year period, or (4) the date on which it became a large accelerated filer as defined in Rule 12b-2 of the Securities Exchange Act of 1934.

The JOBS Act exempts an emerging growth company from the following requirements during the period of eligibility:

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Having an independent auditor assess its internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act of 2002. However, an emerging growth company would still have to comply with the Section 404(a) requirement that management assess its internal control over financial reporting, generally beginning with its second annual report on Form 10-K.

•	Adopting new or revised accounting standards that are effective for public companies. Instead, the effective dates of such accounting standards for private companies would apply.

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Complying with “say-on-pay” vote requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act. An emerging growth company would satisfy executive compensation disclosures in a manner consistent with a smaller reporting company.

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Complying with future changes to Public Company Accounting Oversight Board auditing standards related to mandatory audit firm rotation and an Auditors Discussion & Analysis statement (if adopted). Other new standards would not apply to audits of emerging growth companies unless the SEC decides that they should after considering the protection of investors and whether the action will promote efficiency, competition and capital formation.

With the exception of the treatment for accounting standards, each of these exemptions is voluntary and an emerging growth company may choose to operate as an emerging growth company as it deems appropriate. Section 107(b) of the JOBS Act permits an emerging growth company to “opt out” of the exemption to adopt new or revised accounting standards when they are effective for private companies and instead apply such standards on the same basis as a public company. Under section 107(b)(3), such decision to opt-out is irrevocable, and the emerging growth company must continue to comply with such standards to the same extent that a public company is required for as long as the company remains an emerging growth company.

Under the JOBS Act, we meet the definition of an emerging growth company. During the period we continue to be eligible for emerging growth company status, we will apply new or revised accounting standards following the effective dates for private companies.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASU 2011-04). This accounting update generally aligns the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards. From a U.S. GAAP perspective, the amendments are largely clarifications, but some could have a significant effect on certain companies. A number of new disclosures also are required. Except for certain disclosures, the guidance applies to public and nonpublic companies and is to be applied prospectively. For public and nonpublic companies, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Company adopted this accounting guidance effective January 1, 2012. The adoption of ASU 2011-04 did not result in a material impact to the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). This accounting update requires entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. However, the current option under existing standards to report other comprehensive income and its components in the statement of changes in equity is eliminated. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). The updated guidance defers the requirement in ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The amendments apply to public and nonpublic companies and are to be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this accounting guidance effective January 1, 2012 and has presented the items of net income and other comprehensive income in a single continuous statement in this report. The adoption of ASU 2011-05 and ASU 2011-12 did not result in a material impact to the Company’s financial statements.